Right-of-Use Assets (Details) - Schedule of Right of Use Assets	6 Months Ended		12 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Cost
Cost, ending	RM 952,191
Accumulated depreciation
Carrying amount as of ending	555,445	$ 118,992	RM 714,143
Cost [Member]
Cost
Cost, beginning	952,191
Additions			952,191
Cost, ending			952,191
Accumulated depreciation [Member]
Accumulated depreciation
Accumulated depreciation, beginning	238,048
Depreciation for the period	158,698		238,048
Accumulated depreciation, ending	396,746		238,048
Carrying amount [member]
Accumulated depreciation
Carrying amount as of beginning	714,143
Carrying amount as of ending	555,445		RM 714,143
Carrying amount as of ending	RM 118,992